UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 3.6%
Alabama Incentives Financing Authority, RB, Series A,
5.00%, 9/01/42	$1,710	$1,914,157
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC),
6.00%, 6/01/39	5,225	6,218,900
Birmingham Water Works Board, RB, Series B:
5.00%, 1/01/38	895	1,006,624
5.00%, 1/01/43	1,865	2,086,226
Selma IDB, RB, International Paper Co. Project, Series A,
5.38%, 12/01/35	940	1,039,950

		12,265,857

Arizona – 2.2%
Arizona Board of Regents, Refunding COP, University of Arizona, Series C,
5.00%, 6/01/28	4,180	4,840,440
Arizona Board of Regents, Refunding RB, Arizona State University System, Series A,
5.00%, 7/01/42	2,460	2,817,782

		7,658,222

California – 15.6%
California Educational Facilities Authority, RB, University of Southern California, Series A,
5.25%, 10/01/38	5,050	5,907,288
California Health Facilities Financing Authority, RB, Sutter Health, Series B,
6.00%, 8/15/42	2,865	3,544,148
City of San Jose California, Refunding ARB, Series A-1, AMT,
5.50%, 3/01/30	4,045	4,627,844
City of Sunnyvale California, Refunding RB,
5.25%, 4/01/40	2,800	3,226,832
County of Sacramento California, ARB, Senior Series A (AGC),
5.50%, 7/01/41	3,500	4,055,835
Emery Unified School District, GO, Election of 2010, Series A (AGM),
5.50%, 8/01/35	1,875	2,189,963
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	5,632,800
Election of 2008, Series C, 5.25%, 8/01/39	2,000	2,407,340
Oceanside Unified School District California, GO, Series A (AGC),
5.25%, 8/01/33	1,675	1,865,431
Redondo Beach Unified School District, GO, Election of 2008, Series E,
5.50%, 8/01/34	2,670	3,180,451
San Bernardino Community College District, GO, Election of 2002, Series A,
6.25%, 8/01/18(a)	2,165	2,763,579
San Bernardino Community College District, GO, Election of 2002, Series A,San Francisco City & County Airports Commission, RB, Specialty Facility Lease, SFO Fuel, Series A, AMT (AGM),
6.10%, 1/01/20	1,250	1,255,550
State of California, GO, Various Purpose,
5.00%, 4/01/37	3,500	3,980,725
State of California, GO, Refunding, Various Purpose,
5.00%, 9/01/41	4,760	5,290,359
Ventura County Community College District, GO, Election of 2002, Series C,
5.50%, 8/01/33	3,175	3,733,609

		53,661,754

Colorado – 1.6%
City & County of Denver Colorado, Refunding ARB, Series B,
5.00%, 11/15/37	1,505	1,710,312
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM),
6.00%, 5/15/26	3,300	3,907,860

		5,618,172

Florida – 14.7%
City of Jacksonville Florida, RB, Series A,
5.25%, 10/01/26	2,000	2,417,740
City of Jacksonville Florida, Refunding RB, Better Jacksonville, Series A,
5.00%, 10/01/30	1,885	2,178,909
County of Lee Florida, Refunding ARB, Series A, AMT,
5.38%, 10/01/32	2,500	2,788,025
County of Miami-Dade Florida Aviation, Refunding RB, Miami International Airport, Series A, AMT:
(AGM), 5.25%, 10/01/41	4,610	5,169,239
(AGM), 5.50%, 10/01/41	4,180	4,781,042
5.00%, 10/01/31	3,500	3,903,200
Jacksonville Florida Port Authority, Refunding RB, AMT,
5.00%, 11/01/38	2,215	2,408,768
JEA Electric System Revenue, Refunding RB, Sub-Series C,
5.00%, 10/01/37(b)	5,680	6,456,172
Orange County School Board, COP, Series A (AGC),
5.50%, 8/01/34	7,600	8,726,928
Orlando-Orange County Expressway Authority, Refunding RB,
5.00%, 7/01/35	2,000	2,271,240
Tampa-Hillsborough County Expressway Authority, Refunding RB, Series B,
5.00%, 7/01/42	1,215	1,353,814

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Tohopekaliga Water Authority, Refunding RB, Series A,
5.25%, 10/01/36	$6,965	$8,078,216

		50,533,293

Georgia – 1.9%
Augusta GA Water & Sewerage, RB (AGM),
5.25%, 10/01/34	6,290	6,666,708

Idaho – 0.1%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT,
6.00%, 1/01/32	230	230,421

Illinois – 14.0%
Chicago Illinois Board of Education, GO, Series A,
5.50%, 12/01/39	3,405	3,887,182
Chicago Illinois Board of Education, GO, Refunding, Chicago School Reform Board, Series A (NPFGC),
5.50%, 12/01/26	895	1,117,246
Chicago Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,946,992
Sales Tax Receipts, 5.25%, 12/01/36	1,060	1,215,979
Sales Tax Receipts, 5.25%, 12/01/40	5,235	5,988,473
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien:
Series A, 5.75%, 1/01/39	2,000	2,350,260
Series C (AGM), 6.50%, 1/01/41	9,085	11,768,255
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A,
5.25%, 1/01/38	1,310	1,506,500
Cook County Forest Preserve District, GO, Series C,
5.00%, 12/15/32	965	1,104,771
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B,
5.00%, 12/15/32	455	520,902
Illinois Finance Authority, Refunding RB, North Western Memorial Healthcare,
5.00%, 8/15/37	755	862,799
Illinois State Toll Highway Authority, RB, Series A,
5.00%, 1/01/38(b)	2,480	2,804,558
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B,
5.00%, 12/15/28	3,400	3,953,928
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,872,217
6.00%, 6/01/28	670	818,197
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/28	3,000	3,511,950

		48,230,209

Indiana – 1.1%
Indiana Finance Authority, RB, Private Activity, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/40	460	490,176
5.00%, 7/01/44	475	504,141
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	2,370	2,679,333

		3,673,650

Kansas – 1.3%
Kansas Development Finance Authority, Refunding RB, Adventist Health Sunbelt Obligation, Series A,
5.00%, 11/15/32	4,000	4,612,240

Louisiana – 0.3%
Louisiana State University & Agricultural & Mechanical College, RB,
5.00%, 7/01/37	760	867,282

Massachusetts – 0.4%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J,
5.00%, 7/01/42	1,125	1,306,114

Michigan – 4.2%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien (AGM):
Series B, 7.50%, 7/01/33	1,330	1,647,803
Series C-1, 7.00%, 7/01/27	4,180	5,128,317
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF),
5.25%, 5/01/41	3,420	3,875,407
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	3,115	3,990,845

		14,642,372

Minnesota – 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC),
6.50%, 11/15/38	1,975	2,418,387

Mississippi – 2.3%
Mississippi Development Bank, Refunding RB, Series A:
Jackson Public School District, 5.00%, 4/01/28	2,000	2,281,940

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Mississippi Development Bank, Refunding RB, Series A (concluded):
Water and Sewer System (AGM), 5.00%, 9/01/30	$4,930	$5,727,477

		8,009,417

Nevada – 1.4%
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,620,752
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,300	1,353,300

		4,974,052

New Jersey – 6.2%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	6,625	6,944,325
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC),
5.50%, 7/01/38	3,400	3,778,182
New Jersey State Turnpike Authority, RB, Series A,
5.00%, 1/01/38	1,250	1,401,137
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.50%, 6/15/41	3,030	3,551,039
5.00%, 6/15/42	2,000	2,220,980
(AGC), 5.63%, 12/15/28	2,930	3,496,164

		21,391,827

New York – 8.8%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	940	1,116,015
New York City Municipal Water Finance Authority, Refunding RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	6,930	8,033,394
Second General Resolution, Series EE, 5.38%, 6/15/43	2,220	2,620,821
New York City Transitional Finance Authority, RB, Sub-Series S-2A,
5.00%, 7/15/30	4,045	4,709,513
New York State Dormitory Authority, RB, Series B:
5.00%, 3/15/37	1,120	1,284,898
5.00%, 3/15/42	3,500	3,994,900
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/37	1,740	1,962,772
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC),
5.25%, 10/15/27	6,250	6,659,500

		30,381,813

North Carolina – 1.2%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A,
5.00%, 6/01/32	3,400	3,978,476

Ohio – 1.2%
The Ohio State University, RB, Special Purpose General Receipts, Series A,
5.00%, 6/01/38	3,490	4,047,388

Pennsylvania – 1.7%
Pennsylvania Turnpike Commission, RB, Motor License Fund, Enhanced Turnpike Subordinate Special, Series A:
5.00%, 12/01/31	3,360	3,846,864
5.00%, 12/01/36	940	1,066,252
5.00%, 12/01/38	805	904,683

		5,817,799

Puerto Rico – 1.1%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.38%, 8/01/39	3,500	3,945,270

South Carolina – 6.1%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School (b):
5.00%, 12/01/29	2,615	3,107,169
5.00%, 12/01/30	2,985	3,528,927
City of North Charleston South Carolina, RB, Public Facilities Corp. Installment Purchase,
5.00%, 6/01/35	3,380	3,853,470
South Carolina State Public Service Authority, Refunding RB, Series A:
Santee Cooper, 5.50%, 1/01/38	2,500	2,879,800
(AMBAC), 5.00%, 1/01/42	7,000	7,791,770

		21,161,136

Texas – 18.7%
City of Brownsville Texas Utilities System Revenue, Refunding RB, Series A,
5.00%, 9/01/29(b)	2,060	2,409,870
City of Houston, GO, Refunding, Public Improvement, Series A,
5.00%, 3/01/38(b)	1,320	1,526,329
City of Houston Texas Utility System, Refunding RB, Utility System, First Lien, Series A (AGC),
6.00%, 11/15/35	6,700	8,103,382
Dallas Area Rapid Transit, Refunding RB, Senior Lien,
5.25%, 12/01/38	4,555	5,244,764
Dallas/Fort Worth International Airport, ARB, Series H, AMT,
5.00%, 11/01/42	2,025	2,153,223

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B,
7.25%, 12/01/18(a)	$1,000	$1,337,480
Houston Community College System, GO,
5.00%, 2/15/36	1,320	1,535,661
North Texas Tollway Authority, RB, Special Projects System, Series A,
5.50%, 9/01/41	7,000	8,321,740
North Texas Tollway Authority, Refunding RB:
Series A (NPFGC), 5.63%, 1/01/33	10,975	12,503,269
Series B, 5.00%, 1/01/42	1,030	1,144,629
Series B (NPFGC), 5.75%, 1/01/40	1,000	1,147,590
First Tier, Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,164,350
First Tier, Series A (NPFGC), 5.75%, 1/01/40	11,575	13,222,817
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	3,000	3,536,670
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
5.00%, 8/15/41	1,110	1,209,767

		64,561,541

Utah – 1.9%
Utah Transit Authority, Refunding RB,
5.00%, 6/15/42	5,765	6,521,887

Virginia – 1.4%
Fairfax County IDA, RB, Inova Health System, Series A,
5.00%, 5/15/40	1,740	1,985,653
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/18(a)	2,195	2,873,058

		4,858,711

Washington – 1.4%
City of Seattle Washington, Refunding RB, Light and Power, Series A,
5.25%, 2/01/36	2,400	2,790,768
State of Washington, GO, Various Purpose, Series B,
5.25%, 2/01/36	1,865	2,191,300

		4,982,068

Wisconsin – 1.3%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D,
5.00%, 11/15/41	3,125	3,520,062
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, Series A,
5.00%, 4/01/42	790	881,680

		4,401,742

Total Municipal Bonds – 116.4%		401,417,808

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Alabama – 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC),
5.00%, 1/01/31	3,750	4,052,100

California – 2.2%
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM),
5.50%, 7/01/35	5,189	5,788,980
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	1,500	1,723,268

		7,512,248

Colorado – 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM),
5.10%, 10/01/41	9,410	10,371,232

District of Columbia – 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
6.00%, 10/01/35(d)	1,700	2,052,468

Florida – 7.8%
City of St. Petersburg Florida, Refunding RB (NPFGC),
5.00%, 10/01/35	6,493	6,993,643
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1,
6.00%, 7/01/38	12,500	14,748,500
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax,
5.00%, 7/01/42	3,400	3,831,018
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae),
6.00%, 9/01/40	1,215	1,281,643

		26,854,804

Illinois – 6.9%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM),
5.00%, 1/01/38	15,000	16,586,100

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, Water System:
5.00%, 11/01/42	$2,439	$2,762,046
Second Lien (AGM),
5.25%, 11/01/33	3,969	4,563,394

		23,911,540

Kentucky – 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/27	2,304	2,696,523

Massachusetts – 3.3%
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series B, 5.00%, 10/15/41	5,080	5,862,675
Series A (AGM), 5.00%, 8/15/15(a)	644	701,203
Series A (AGM), 5.00%, 8/15/30	4,350	4,740,109

		11,303,987

Nevada – 6.4%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	12,020,400
Series B, 5.50%, 7/01/29	8,247	10,076,008

		22,096,408

New Jersey – 1.7%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC,
5.25%, 10/01/29	3,861	4,280,242
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B,
5.25%, 6/15/36(d)	1,500	1,713,810

		5,994,052

New York – 7.7%
New York City Municipal Water Finance Authority, Refunding RB, Series FF,
5.00%, 6/15/45	5,958	6,745,376
New York City Transitional Finance Authority, BARB, Series S-3,
5.25%, 1/15/39	2,300	2,655,120
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1,
5.00%, 2/01/42	2,919	3,327,218
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction,
5.25%, 12/15/43	7,515	8,631,010
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	4,400	5,218,224

		26,576,948

Puerto Rico – 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax, Series C,
5.25%, 8/01/40	3,020	3,271,959

Texas – 3.0%
Tarrant County Cultural Educational Facilities Finance Corp., RB, Baylor Health Care System Project, Series A,
5.00%, 11/15/38	4,296	4,819,214
Waco Educational Finance Corp., Refunding RB, Baylor University,
5.00%, 3/01/43	4,995	5,624,720

		10,443,934

Utah – 0.8%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc.,
5.00%, 8/15/41	2,504	2,816,154

Washington – 3.7%
City of Bellevue Washington, GO, Refunding (NPFGC),
5.50%, 12/01/14(a)	6,883	7,450,349
University of Washington, Refunding RB, Series A,
5.00%, 7/01/41	4,694	5,441,583

		12,891,932

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 50.1%		172,846,289

Total Long-Term Investments (Cost – $523,025,887) – 166.5%		574,264,097

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.03% (e)(f)	5,055,725	5,055,725

Total Short-Term Securities (Cost – $5,055,725) – 1.5%		5,055,725

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $528,081,612*) – 168.0%	$579,319,822
Liabilities in Excess of Other Assets – (4.4)%	(15,241,529)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (25.6)%	(88,282,301)
VMTP Shares, at Liquidation Value – (38.0)%	(131,000,000)

Net Assets Applicable to Common Shares – 100.0%	$344,795,992

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$440,285,988

Gross unrealized appreciation	$51,440,944
Gross unrealized depreciation	(643,034)

Net unrealized appreciation	$50,797,910

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co.	$2,804,558	$29,363
Pershing LLC	$3,936,199	$29,724
Wells Fargo & Co.	$13,092,268	$124,183

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from 10/01/16 to 6/15/19, is $2,492,503.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
FFI Institutional Tax-Exempt Fund	–	5,055,725	5,055,725	$796

(f)	Represents the current yield as of report date.

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(321)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$42,808,359	$(434,536)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	GARB	General Airport Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	Ginnie Mae	Government National Mortgage-Association
	AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	IDB	Industrial Development Board
	BARB	Building Aid Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	Q-SBLF	Qualified School Bond Loan Fund
	EDA	Economic Development Authority	RB	Revenue Bonds
			S/F	Single-Family

6	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$574,264,097	–	$574,264,097
Short-Term Securities	$5,055,725	–	–	5,055,725

Total	$5,055,725	$574,264,097	–	$579,319,822

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(434,536)	–	–	$(434,536)

[2]	Derivative financial instruments are financial futures contracts which are valued at unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$424,000	–	–	$424,000
Liabilities:
TOB trust certificates	–	$(88,235,924)	–	(88,235,924)
VMTP shares	–	(131,000,000)	–	(131,000,000)

Total	$424,000	$(219,235,924)	–	$(218,811,924)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 24, 2013